UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ x ]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023.

Date of report (Date of earliest event reported):
February 1, 2024

World Financial Capital Credit Company, LLC
(Exact name of securitizer as specified in its charter)

025-00299	0001539049
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Benjamin Morgan, (214) 494-3000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ x ]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)	Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), World Financial Capital Credit Company, LLC has indicated by check mark that there is no activity to report for the annual reporting period January 1, 2023 to December 31, 2023.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 1, 2024

WORLD FINANCIAL CAPITAL CREDIT COMPANY, LLC
(Sescuritizer)

By: /s/ Bruce Bowman
Name: Bruce Bowman
Title: President, and as the
senior officer in charge of securitization